STOCKHOLDERS' EQUITY - Schedule of Share-based Compensation Arrangements by Share-based Payment Award (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 110,998	$ 2,136	$ 136,795	$ 2,724
Cost of revenue
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	16,882	0	18,921	0
Research and development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	13,177	0	15,059	0
Sales and marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	9,132	0	9,590	0
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 71,807	$ 2,136	$ 93,225	$ 2,724